Inventories, Net - Schedule of Inventories, Net (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Inventories, Net [Abstract]
Raw materials	$ 2,017,541	$ 259,735	$ 1,643,328
Work-in-progress	7,071,984	910,435	2,772,024
Finished goods	2,667,612	343,423	3,877,935
Total	$ 11,757,137	$ 1,513,593	$ 8,293,287